Intangible assets and goodwill - Summary of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance, Intangible assets other than goodwill	$ 1,344,772
Ending balance, Intangible assets other than goodwill	1,368,259		$ 1,344,772
Cash-settled additions			237,778
Additions to intangible assets	(435,584)	[1]	(674,275)	[1]	$ (102,236)
Investing Activities
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Cash-settled additions	217,861
Additions to intangible assets	(435,584)
Investing Activities | Trade payables and trade payables - related parties
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions to intangible assets	(217,723)
Internally developed IP
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance, Intangible assets other than goodwill	194,110
Ending balance, Intangible assets other than goodwill	291,661		194,110
Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance, Intangible assets other than goodwill	2,530
Ending balance, Intangible assets other than goodwill	9,832		2,530
Acquired IP
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance, Intangible assets other than goodwill	1,148,132
Ending balance, Intangible assets other than goodwill	1,066,766		1,148,132
Acquisition cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance, Intangible assets other than goodwill	1,778,018		1,691,770
Additions	346,433		305,995
Effect of foreign currency exchange rate differences - (Restated)	54,554		(209,740)
Derecognition due to program changes	(8,341)		(10,007)
Divestments and disposals	(12,347)
Ending balance, Intangible assets other than goodwill	2,158,317		1,778,018		1,691,770
Acquisition cost | Internally developed IP
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance, Intangible assets other than goodwill	208,966		148,648
Additions	97,720		89,424
Effect of foreign currency exchange rate differences - (Restated)	12,105		(19,099)
Derecognition due to program changes	(8,341)		(10,007)
Divestments and disposals	0
Ending balance, Intangible assets other than goodwill	310,450		208,966		148,648
Acquisition cost | Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance, Intangible assets other than goodwill	3,203		2,446
Additions	7,665		1,039
Effect of foreign currency exchange rate differences - (Restated)	512		(282)
Derecognition due to program changes	0		0
Divestments and disposals	0
Ending balance, Intangible assets other than goodwill	11,380		3,203		2,446
Acquisition cost | Acquired IP
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance, Intangible assets other than goodwill	1,565,849		1,540,676
Additions	241,048		215,532
Effect of foreign currency exchange rate differences - (Restated)	41,937		(190,359)
Derecognition due to program changes	0		0
Divestments and disposals	(12,347)
Ending balance, Intangible assets other than goodwill	1,836,487		1,565,849		1,540,676
Depreciation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance, Intangible assets other than goodwill	(433,246)		(374,563)
Effect of foreign currency exchange rate differences - (Restated)	(12,711)		44,407
Divestments and disposals	12,297
Impairment loss	(249,363)
Amortization expense - (Restated)	(79,455)		(97,208)
Amortization capitalized into inventory - (Restated)	(27,580)		(5,882)
Ending balance, Intangible assets other than goodwill	(790,058)		(433,246)		(374,563)
Depreciation and impairment | Internally developed IP
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance, Intangible assets other than goodwill	(14,856)		(15,659)
Effect of foreign currency exchange rate differences - (Restated)	(597)		2,014
Divestments and disposals	0
Impairment loss	(2,588)
Amortization expense - (Restated)	(748)		(1,211)
Amortization capitalized into inventory - (Restated)	0		0
Ending balance, Intangible assets other than goodwill	(18,789)		(14,856)		(15,659)
Depreciation and impairment | Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance, Intangible assets other than goodwill	(673)		(433)
Effect of foreign currency exchange rate differences - (Restated)	(63)		35
Divestments and disposals	0
Impairment loss	0
Amortization expense - (Restated)	(812)		(275)
Amortization capitalized into inventory - (Restated)	0		0
Ending balance, Intangible assets other than goodwill	(1,548)		(673)		(433)
Depreciation and impairment | Acquired IP
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance, Intangible assets other than goodwill	(417,717)		(358,471)
Effect of foreign currency exchange rate differences - (Restated)	(12,051)		42,358
Divestments and disposals	12,297
Impairment loss	(246,775)
Amortization expense - (Restated)	(77,895)		(95,722)
Amortization capitalized into inventory - (Restated)	(27,580)		(5,882)
Ending balance, Intangible assets other than goodwill	$ (769,721)		$ (417,717)		$ (358,471)

[1]	Refer to Note 31 - Restatement of financial statements for reconciliations between previously reported and as revised annual amounts.